Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MATTHEW 25 FUND
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%	11.97%	13.67%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.81%